Schedule of Investments (unaudited)
August 31, 2022
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.0%
Howmet Aerospace, Inc.	4,992,098	$ 176,870,032
Automobiles — 0.0%
Rivian Automotive, Inc., Class A(a)(b)	109,546	3,583,250
Banks — 0.0%
Valley National Bancorp	154,748	1,798,172
Biotechnology — 0.0%
Gracell Biotechnologies, Inc., ADR(a)(b)	76,274	191,448
Lyell Immunopharma, Inc.(a)	25,749	172,518
		363,966
Capital Markets — 0.3%
KKR Acquisition Holdings I Corp.(a)	450,000	4,437,000
Orion Acquisition Corp.(a)	1,835,000	18,056,400
Robinhood Markets, Inc., Class A(a)(b)	73,059	697,713
		23,191,113
Chemicals — 1.8%
Akzo Nobel NV	33,254	2,095,048
Axalta Coating Systems Ltd.(a)	672,225	17,309,794
Dow, Inc.	6,115	311,865
DuPont de Nemours, Inc.	275,456	15,326,372
International Flavors & Fragrances, Inc.	212,309	23,455,898
Olin Corp.	1,403,103	76,693,610
Sherwin-Williams Co.	89,134	20,688,001
		155,880,588
Commercial Services & Supplies — 0.7%
ACV Auctions, Inc., Class A(a)	57,823	492,074
GFL Environmental, Inc.(b)	2,047,809	57,543,433
		58,035,507
Consumer Finance — 0.0%
Lufax Holding Ltd., ADR	836,964	3,657,533
Diversified Consumer Services — 0.0%
Duolingo, Inc.(a)	8,530	801,991
Electronic Equipment, Instruments & Components — 0.2%
Keysight Technologies, Inc.(a)	111,208	18,225,879
Entertainment — 0.1%
Netflix, Inc.(a)	23,670	5,291,665
ROBLOX Corp., Class A(a)	38,719	1,514,300
		6,805,965
Equity Real Estate Investment Trusts (REITs) — 0.3%
Orion Office REIT, Inc.	2,434	24,024
Realty Income Corp.	24,344	1,662,208
Welltower, Inc.	319,067	24,456,485
		26,142,717
Food Products — 0.0%
Sovos Brands, Inc.(a)	169,765	2,592,312
Health Care Equipment & Supplies — 0.7%
Cooper Cos., Inc.	10,193	2,929,876
Envista Holdings Corp.(a)(b)	1,629,163	60,425,656
Talis Biomedical Corp.(a)	12,231	11,008
		63,366,540
Health Care Providers & Services — 0.8%
Brookdale Senior Living, Inc.(a)	7,622,596	33,539,422
Cigna Corp.	118,616	33,621,705
Security	Shares	Value
Health Care Providers & Services (continued)
Elevance Health, Inc.	2,711	$ 1,315,133
Innovage Holding Corp.(a)	56,735	208,218
		68,684,478
Health Care Technology — 0.1%
Definitive Healthcare Corp.(a)	276,706	5,556,257
Hotels, Restaurants & Leisure — 0.7%
Caesars Entertainment, Inc.(a)(b)	1,346,465	58,059,571
Dutch Bros, Inc., Class A(a)	4,279	156,183
Sweetgreen, Inc., Class A(a)	125,026	2,114,190
		60,329,944
Insurance — 0.0%
Root, Inc., Class A(a)	1,572	19,476
Interactive Media & Services — 0.1%
Meta Platforms, Inc., Class A(a)	41,923	6,830,514
Internet & Direct Marketing Retail — 0.0%
ATRenew, Inc., ADR(a)(b)	336,087	1,004,900
ContextLogic, Inc., Class A(a)	75,922	98,699
		1,103,599
IT Services — 0.2%
Cloudflare, Inc., Class A(a)	98,236	6,146,626
Remitly Global, Inc.(a)	80,898	889,878
Shopify, Inc., Class A(a)	112,200	3,551,130
Snowflake, Inc., Class A(a)	37,397	6,766,987
Thoughtworks Holding, Inc.(a)	143,416	1,887,355
Toast, Inc., Class A(a)(b)	57,147	1,081,793
		20,323,769
Life Sciences Tools & Services — 1.7%
Danaher Corp.	251,985	68,013,271
QIAGEN NV(a)	1,625,823	73,741,621
Sotera Health Co.(a)	557,446	9,426,412
		151,181,304
Media — 0.3%
Altice U.S.A., Inc., Class A(a)	275,000	2,750,000
Charter Communications, Inc., Class A(a)	51,548	21,270,251
		24,020,251
Metals & Mining — 0.3%
Arconic Corp.(a)	1,201,530	30,290,571
Oil, Gas & Consumable Fuels — 0.3%
Williams Cos., Inc.	760,439	25,877,739
Personal Products — 0.8%
Coty, Inc., Class A(a)(b)	9,490,448	71,273,265
Pharmaceuticals — 0.4%
Elanco Animal Health, Inc.(a)	2,227,666	33,704,586
Pfizer, Inc.	100,725	4,555,792
Viatris, Inc.	12,498	119,356
		38,379,734
Professional Services — 0.1%
Legalzoom.com, Inc.(a)(b)	229,886	2,367,826
Sterling Check Corp.(a)(b)	393,042	8,363,934
		10,731,760
Road & Rail — 0.1%
Hertz Global Holdings, Inc.(b)(c)	225,000	4,218,750
Hertz Global Holdings, Inc.(a)	25,000	461,500
		4,680,250

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 0.6%
GLOBALFOUNDRIES, Inc.(a)(b)	647,990	$ 38,762,762
Lattice Semiconductor Corp.(a)	177,451	9,564,609
		48,327,371
Software — 1.7%
Crowdstrike Holdings, Inc., Class A(a)	54,917	10,028,393
DoubleVerify Holdings, Inc.(a)(b)	2,602,642	67,278,296
Elastic NV(a)	109,221	9,164,734
Enfusion, Inc., Class A(a)(b)	45,748	566,818
EngageSmart, Inc.(a)	127,427	2,544,717
Five9, Inc.(a)	82,287	8,073,178
ForgeRock, Inc., Class A(a)(b)	157,555	2,687,888
Freshworks, Inc., Class A(a)	87,497	1,190,834
Gitlab, Inc., Class A(a)(b)	40,380	2,417,551
Informatica, Inc., Class A(a)(b)	636,290	14,042,920
ON24, Inc.(a)	55,854	500,452
Riskified Ltd., Class A(a)	13,445	68,032
Salesforce, Inc.(a)	44,837	6,999,952
ServiceNow, Inc.(a)	17,365	7,547,176
Tuya, Inc., ADR(a)(b)	77,752	102,633
Unity Software, Inc.(a)	96,252	4,111,885
Workday, Inc., Class A(a)	40,832	6,719,314
Zoom Video Communications, Inc., Class A(a)(b)	68,769	5,529,028
		149,573,801
Specialty Retail — 0.1%
Bath & Body Works, Inc.	181,171	6,763,113
Carvana Co.(a)	63,947	2,109,612
		8,872,725
Textiles, Apparel & Luxury Goods — 0.0%
On Holding AG, Class A(a)	143,469	2,867,945
Tobacco — 0.4%
RLX Technology, Inc., ADR(a)	470,394	672,663
Swedish Match AB	3,359,063	33,722,101
		34,394,764
Trading Companies & Distributors — 0.0%
Azelis Group NV	165,292	3,275,693
Transportation Infrastructure — 0.1%
Atlantia SpA	224,909	5,150,071
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.(a)	159,392	22,946,072
Total Common Stocks — 15.2% (Cost: $1,233,740,929)		1,336,006,918
		Par (000)
Corporate Bonds
Aerospace & Defense — 0.4%
Bombardier, Inc.
7.50%, 03/15/25(d)	USD	2,500	2,445,350
7.13%, 06/15/26(d)		20,669	19,695,077
6.00%, 02/15/28(d)		5,291	4,677,535
TransDigm, Inc.
8.00%, 12/15/25(d)		2,714	2,779,679
4.63%, 01/15/29		3,670	3,103,425
			32,701,066
Airlines — 0.2%
Latam Finance Ltd., 6.88%, 04/11/24(a)(e)(f)		16,800	15,758,400
Security		Par (000)	Value
Chemicals — 0.1%
Iris Holding, Inc., 10.00%, 12/15/28(d)	USD	5,000	$ 4,380,050
Consumer Finance — 0.0%
SoFi Technologies, Inc., 0.00%, 10/15/26(d)(g)(h)		4,126	2,989,287
Diversified Consumer Services — 0.1%
Sotheby’s, 7.38%, 10/15/27(d)		8,657	8,161,127
Electric Utilities — 0.0%
Energy Harbor Corp. Escrow, 0.01%, 01/06/34(a)(c)(e)		5,000	25,000
Health Care Equipment & Supplies — 0.3%
Envista Holdings Corp., 2.38%, 06/01/25(g)		12,333	22,698,886
Health Care Providers & Services — 0.3%
Brookdale Senior Living, Inc., 2.00%, 10/15/26(d)(g)		7,904	6,748,040
CHS/Community Health Systems, Inc., 5.63%, 03/15/27(d)		7,497	6,357,419
Endo Luxembourg Finance Co. I S.à r.l./Endo U.S., Inc., 6.13%, 04/01/29(a)(d)(e)		3,219	2,760,292
Tenet Healthcare Corp., 4.25%, 06/01/29(d)		13,767	11,871,904
			27,737,655
Hotels, Restaurants & Leisure — 0.2%
Caesars Entertainment, Inc.
6.25%, 07/01/25(d)		9,793	9,561,983
8.13%, 07/01/27(d)		11,135	10,939,804
			20,501,787
Internet & Direct Marketing Retail — 0.1%
Spotify U.S.A., Inc., 0.00%, 03/15/26(g)(h)		5,784	4,713,960
Wayfair, Inc., 0.63%, 10/01/25(g)		8,595	6,049,068
			10,763,028
IT Services — 0.1%
Block, Inc., 0.25%, 11/01/27(g)		6,053	4,673,460
Repay Holdings Corp., 0.00%, 02/01/26(d)(g)(h)		3,198	2,420,271
Shift4 Payments, Inc., 0.00%, 12/15/25(g)(h)		2,448	2,209,320
			9,303,051
Leisure Products — 0.0%
Peloton Interactive, Inc., 0.00%, 02/15/26(g)(h)		2,091	1,437,720
Machinery — 0.0%
Middleby Corp., 1.00%, 09/01/25(g)		1,989	2,467,354
Media — 0.1%
Audacy Capital Corp., 6.75%, 03/31/29(d)		6,808	2,047,494
Cengage Learning, Inc., 9.50%, 06/15/24(d)		4,500	4,324,781
			6,372,275
Metals & Mining — 0.1%
ATI, Inc., 3.50%, 06/15/25(g)		4,240	8,605,080
Personal Products — 0.2%
Coty, Inc., 5.00%, 04/15/26(d)		16,418	15,556,055
Professional Services — 0.1%
GrubHub Holdings, Inc., 5.50%, 07/01/27(d)		2,000	1,560,000
Upwork, Inc., 0.25%, 08/15/26(g)		3,470	2,690,045
			4,250,045
Real Estate Management & Development — 0.0%
Redfin Corp., 0.00%, 10/15/25(g)(h)		4,010	2,547,457
Semiconductors & Semiconductor Equipment — 0.0%
SolarEdge Technologies, Inc., 0.00%, 09/15/25(g)(h)		3,037	3,715,769

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software — 0.2%
Bentley Systems, Inc., 0.13%, 01/15/26(g)	USD	3,616	$ 3,281,661
Bill.com Holdings, Inc., 0.00%, 12/01/25(g)(h)		6,091	7,571,113
Box, Inc., 0.00%, 01/15/26(g)(h)		2,399	2,761,249
RingCentral, Inc., 0.00%, 03/15/26(g)(h)		10,016	7,832,512
			21,446,535
Specialty Retail — 0.1%
Staples, Inc.
7.50%, 04/15/26(d)		4,694	3,966,712
10.75%, 04/15/27(d)		5,681	4,175,535
			8,142,247
Wireless Telecommunication Services — 0.2%
T-Mobile U.S.A., Inc., 2.63%, 04/15/26		20,320	18,803,620
Total Corporate Bonds — 2.8% (Cost: $257,097,691)			248,363,494
Floating Rate Loan Interests
Diversified Consumer Services — 0.0%
Watts Guerra LLP, Tranche 1, 9.00%, 10/07/23(c)(i)		2,652	2,611,734
Health Care Equipment & Supplies — 0.6%
Medline Borrower LP, Initial Dollar Term Loan, (1 mo. LIBOR US + 3.25%, 0.50% Floor), 5.77%, 10/23/28(j)		53,267	50,726,753
Health Care Providers & Services — 0.1%
Endo Luxembourg Finance Co. I S.à r.l., 2021 Term Loan, (3 mo. PRIME US + 6.00%, 0.75% Floor), 11.50%, 03/27/28(j)		4,950	4,312,578
Leisure Products — 0.0%
NorthPole Newco S.à r.l., Tranche B-1 Term Loan, (3 mo. LIBOR US + 7.00%, 0.00% Floor), 7.15%, 03/18/25(j)		4,201	371,073
Personal Products — 0.3%
Coty, Inc., Term Loan B, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 4.62%, 04/07/25(j)		30,730	29,724,665
Specialty Retail — 0.1%
Torrid LLC
Closing Date Term Loan, (3 mo. LIBOR US + 5.50%, 0.75% Floor), 8.87%, 06/14/28(j)		9,500	8,906,250
Closing Date Term Loan, (3 mo. LIBOR US + 5.50%, 0.75% Floor), 8.31%, 06/14/28(j)		125	117,188
			9,023,438
Total Floating Rate Loan Interests — 1.1% (Cost: $104,312,151)			96,770,241
	Shares
Investment Companies
Equity Funds — 0.0%
Altaba, Inc. Escrow	445,570	1,667,769
Fixed-Income Funds — 0.4%
iShares iBoxx High Yield Corporate Bond ETF(b)(k)	440,927	32,862,289
Total Investment Companies — 0.4% (Cost: $35,169,677)		34,530,058
Security	Shares	Value
Preferred Securities
Preferred Stocks — 0.7%
Life Sciences Tools & Services — 0.3%
Danaher Corp., Series B, 5.00%(g)	16,721	$ 23,526,614
Pharmaceuticals — 0.0%
Elanco Animal Health, Inc., 5.00%(g)	155,400	3,880,338
Software — 0.0%
DataRobot, Inc., Series F (Acquired 10/27/20, cost $2,186,006)(a)(c)(l)	166,337	1,869,628
Trading Companies & Distributors — 0.2%
WESCO International, Inc., Series A, 10.63%(j)(m)	741,828	20,637,655
Wireless Telecommunication Services — 0.2%
2020 Cash Mandatory Exchangeable Trust, 5.25%(d)(g)	12,256	14,604,005
Total Preferred Securities — 0.7% (Cost: $58,405,991)		64,518,240
Total Long-Term Investments — 20.2% (Cost: $1,688,726,439)		1,780,188,951
Short-Term Securities
Money Market Funds — 80.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.03%(k)(n)	7,012,732,989	7,012,732,989
SL Liquidity Series, LLC, Money Market Series, 2.47%(k)(n)(o)	79,239,231	79,247,155
		7,091,980,144
Security		Par (000)
Time Deposits — 0.1%
Australia — 0.0%
ANZ, Hong Kong, 0.83%, 09/01/22	AUD	1	1,006
France — 0.1%
BNP Paribas S.A., 0.87%, 09/01/22	GBP	3,624	4,209,627
Switzerland — 0.0%
Brown Brothers Harriman & Co., (0.67)%, 09/01/22	CHF	1	1,120
			4,211,753
Total Short-Term Securities — 80.5% (Cost: $7,096,207,638)			7,096,191,897
Total Investments — 100.7% (Cost: $8,784,934,077)			8,876,380,848
Liabilities in Excess of Other Assets — (0.7)%			(58,069,302)
Net Assets — 100.0%			$ 8,818,311,546
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Convertible security.
(h)	Zero-coupon bond.
(i)	Fixed rate.

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Event Driven Equity Fund
(j)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(k)	Affiliate of the Fund.
(l)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,869,628, representing 0.0% of its net assets as of period end, and an original cost of $2,186,006.
(m)	Perpetual security with no stated maturity date.
(n)	Annualized 7-day yield as of period end.
(o)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 7,045,294,075	$ —	$ (32,561,086)(a)	$ —	$ —	$ 7,012,732,989	7,012,732,989	$ 26,424,607	$ —
iShares iBoxx High Yield Corporate Bond ETF	35,053,697	—	—	—	(2,191,408)	32,862,289	440,927	414,442	—
SL Liquidity Series, LLC, Money Market Series	95,800,149	—	(16,572,340)(a)	1,111	18,235	79,247,155	79,239,231	217,115(b)	—
				$ 1,111	$ (2,173,173)	$ 7,124,842,433		$ 27,056,164	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
NASDAQ 100 E-Mini Index	71	09/16/22	$ 17,445	$ (1,202,075)
S&P 500 E-Mini Index	759	09/16/22	150,149	(6,923,372)
				$ (8,125,447)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.38.V2	5.00%	Quarterly	06/20/27	USD	49,500	$ 111,516	$ (2,077,291)	$ 2,188,807

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Event Driven Equity Fund
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(ac)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Barclays Bank PLC(a)	09/22/22	$ 595,217,547	$ (4,565,911) (b)	$ 590,752,528	6.8%
	Monthly	Barclays Bank PLC(c)	09/28/22	11,827,416	465,731 (d)	12,426,680	1.1
	Monthly	BNP Paribas SA(e)	01/19/24–09/02/24	203,106,278	5,049,790 (f)	207,352,503	2.6
	Monthly	Citibank N.A.(g)	02/24/23–03/04/25	67,150,754	(2,152,713) (h)	65,425,223	0.8
	Monthly	Citibank N.A.(i)	02/24/23	(2,083,585)	561,062 (j)	(1,526,617)	0.0
	Monthly	Citibank N.A.(k)	02/24/23	(285,599,153)	(37,213,889) (l)	(315,728,736)	3.7
	Monthly	Goldman Sachs Bank USA(m)	02/27/23	225,530,669	5,697,783 (n)	232,026,130	2.7
	Monthly	Goldman Sachs Bank USA(o)	02/27/23	54,244,830	9,921,625 (p)	64,514,555	0.6
	Monthly	JPMorgan Chase Bank N.A.(q)	12/21/22–10/03/23	815,923,645	(9,576,696) (r)	803,801,892	10.4
	Monthly	JPMorgan Chase Bank N.A.(s)	05/02/23–09/20/23	46,800,159	(3,196,082) (t)	42,534,043	0.7
	Monthly	Merrill Lynch International(u)	02/17/23–10/18/23	68,903,845	(3,363) (v)	68,891,142	0.8
	Monthly	Morgan Stanley & Co. International PLC(w)	02/22/23–07/06/28	(236,357,410)	59,725,505 (x)	(175,696,948)	9.4
	Monthly	Morgan Stanley & Co. International PLC(y)	05/14/30	(14,348,654)	(1,900,614) (z)	(16,305,691)	0.2
	Monthly	Morgan Stanley & Co. International PLC(aa)	03/17/31–08/24/32	346,263,511	5,599,322 (ab)	349,823,847	4.5
					$ 28,411,550	$1,928,290,551
(b)	Amount includes $(100,892) of net dividends and financing fees.
(d)	Amount includes $(133,533) of net dividends and financing fees.
(f)	Amount includes $803,565 of net dividends and financing fees.
(h)	Amount includes $(427,182) of net dividends and financing fees.
(j)	Amount includes $4,094 of net dividends and financing fees.
(l)	Amount includes $(7,084,306) of net dividends and financing fees.
(n)	Amount includes $(797,678) of net dividends and financing fees.
(p)	Amount includes $(348,100) of net dividends and financing fees.
(r)	Amount includes $2,545,057 of net dividends and financing fees.
(t)	Amount includes $1,070,034 of net dividends and financing fees.
(v)	Amount includes $9,340 of net dividends and financing fees.
(x)	Amount includes $(934,957) of net dividends and financing fees.
(z)	Amount includes $56,423 of net dividends and financing fees.
(ab)	Amount includes $2,038,986 of net dividends and financing fees.
(ac)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(a)	(c)	(e)
Range:	20-26 basis points	15-20 basis points	15-26 basis points
Benchmarks:	Euro Short-Term Rate:	USD Overnight Bank Funding Rate	Euro Short-Term Rate:
	EUR 1 Day		EUR 1 Day
	Sterling Overnight Index Average:		Sterling Overnight Index Average:
	GBP 1 Day		GBP 1 Day
	USD Overnight Bank Funding Rate		Stockholm Interbank Offer Rate:
SEK 1 Week
USD Overnight Bank Funding Rate

	(g)	(i)	(k)
Range:	15-25 basis points	15 basis points	15-422 basis points
Benchmarks:	USD Overnight Bank Funding Rate	USD Overnight Bank Funding Rate	USD Overnight Bank Funding Rate

	(m)	(o)	(q)
Range:	20-25 basis points	20 basis points	15-20 basis points
Benchmarks:	Sterling Overnight Index Average:	U.S. Overnight Federal Funds Effective Rate	RBA Interbank Overnight Cash Rate
	GBP 1 Day		USD Overnight Bank Funding Rate
U.S. Overnight Federal Funds Effective Rate

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Event Driven Equity Fund
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(s)	(u)	(w)
Range:	15-82 basis points	20-26 basis points	15-133 basis points
Benchmarks:	USD Overnight Bank Funding Rate	Euro Short-Term Rate:	U.S. Overnight Federal Funds Effective Rate
EUR 1 Day
Sterling Overnight Index Average:
GBP 1 Day
USD Overnight Bank Funding Rate

	(y)	(aa)
Range:	15 basis points	15-25 basis points
Benchmark:	U.S. Overnight Federal Funds Effective Rate	Bank of Canada Overnight Rate Target
Sterling Overnight Index Average:
GBP 1 Day
U.S. Overnight Federal Funds Effective Rate

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date September 22, 2022:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Meggitt PLC	12,250,257	$ 113,535,833	19.2%
Banks
First Horizon Corp.	7,213,087	163,160,028	27.6
Biotechnology
Biohaven Pharmaceutical Holding Co. Ltd.	42,552	6,355,141	1.1
Electronic Equipment, Instruments & Components
Rogers Corp.	186,682	46,767,575	7.9
Entertainment
Activision Blizzard, Inc.	891,990	70,012,295	11.9
Software
Citrix Systems, Inc.	1,529,359	157,172,224	26.6
Transportation Infrastructure
Atlantia SpA	1,473,873	33,749,432	5.7
Total Reference Entity — Long		590,752,528
Net Value of Reference Entity — Barclays Bank PLC		$590,752,528
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date September 28, 2022:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Insurance
Willis Towers Watson PLC	250,398	$ 51,789,818	416.8%
Total Reference Entity — Long		51,789,818
Reference Entity — Short
Common Stocks
Insurance
Aon PLC, Class A	47,420	(13,242,509)	(106.6)
Marsh & McLennan Cos., Inc.	87,622	(14,139,562)	(113.8)
		(27,382,071)
Investment Companies
Equity Funds
SPDR S&P 500 ETF Trust	30,318	(11,981,067)	(96.4)
Total Reference Entity — Short		(39,363,138)
Net Value of Reference Entity — Barclays Bank PLC		$12,426,680
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with BNP Paribas SA as of period end, termination dates January 19, 2024 to September 2, 2024:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Commercial Services & Supplies
HomeServe PLC	2,894,612	$ 39,881,275	19.2%

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Event Driven Equity Fund
	Shares	Value	% of Basket Value
Electric Utilities
Electricite de France SA	196,769	$ 2,352,615	1.2%
Software
Avast PLC	14,263,265	117,147,319	56.5
Tobacco
Swedish Match AB	5,227,185	52,476,437	25.3
Transportation Infrastructure
Atlantia SpA	228,204	5,225,522	2.5
Total Reference Entity — Long		217,083,168
Reference Entity — Short
Common Stocks
Software
NortonLifeLock, Inc.	430,751	(9,730,665)	(4.7)
Total Reference Entity — Short		(9,730,665)
Net Value of Reference Entity — BNP Paribas SA		$207,352,503
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A. as of period end, termination dates February 24, 2023 to March 4, 2025:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Biotechnology
Global Blood Therapeutics, Inc.	265,514	$ 18,028,401	27.6%
Electronic Equipment, Instruments & Components
Rogers Corp.	148,439	37,186,938	56.8
Software
Avast PLC	1,355,575	11,133,634	17.0
Total Reference Entity — Long		66,348,973
Reference Entity — Short
Common Stocks
Software
NortonLifeLock, Inc.	40,892	(923,750)	(1.4)
Total Reference Entity — Short		(923,750)
Net Value of Reference Entity — Citibank N.A.		$65,425,223
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A. as of period end, termination date February 24, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Pharmaceuticals
Elanco Animal Health, Inc.	100,900	$ (1,526,617)	100.0%
Total Reference Entity — Short		(1,526,617)
Net Value of Reference Entity — Citibank N.A.		$(1,526,617)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A. as of period end, termination date February 24, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Howmet Aerospace, Inc.	55,379	$ 1,962,078	(0.6)%
Health Care Providers & Services
Cigna Corp.	2,207	625,574	(0.2)
Elevance Health, Inc.	55,790	27,064,287	(8.6)
		27,689,861
Metals & Mining
Arconic Corp.	13,347	336,478	(0.1)
Oil, Gas & Consumable Fuels
Williams Cos., Inc.	89,379	3,041,567	(1.0)
Total Reference Entity — Long		33,029,984
Reference Entity — Short
Common Stocks
Banks
Bank of America Corp.	2,221	(74,647)	0.0
JPMorgan Chase & Co.	571	(64,940)	0.0
		(139,587)
Chemicals
Air Products and Chemicals, Inc.	24	(6,059)	0.0
Albemarle Corp.	39	(10,451)	0.0
Eastman Chemical Co.	36	(3,276)	0.0
Ecolab, Inc.	27	(4,423)	0.0
FMC Corp.	50	(5,404)	0.0
Livent Corp.	46	(1,480)	0.0
LyondellBasell Industries NV, Class A	36	(2,988)	0.0
Mosaic Co.	155	(8,350)	0.0
PPG Industries, Inc.	400	(50,792)	0.0
		(93,223)

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Event Driven Equity Fund
	Shares	Value	% of Basket Value
Construction Materials
Martin Marietta Materials, Inc.	17	$ (5,911)	0.0%
Vulcan Materials Co.	33	(5,494)	0.0
		(11,405)
Containers & Packaging
Avery Dennison Corp.	36	(6,610)	0.0
Ball Corp.	92	(5,135)	0.0
International Paper Co.	71	(2,955)	0.0
Sealed Air Corp.	89	(4,789)	0.0
Westrock Co.	59	(2,395)	0.0
		(21,884)
Health Care Equipment & Supplies
Becton Dickinson and Co.	8,637	(2,180,152)	0.7
Embecta Corp.	1,732	(55,285)	0.0
Hologic, Inc.	32,790	(2,215,292)	0.7
		(4,450,729)
Health Care Providers & Services
UnitedHealth Group, Inc.	7,013	(3,642,061)	1.2
Life Sciences Tools & Services
Agilent Technologies, Inc.	21,729	(2,786,744)	0.9
Bio-Rad Laboratories, Inc., Class A	4,336	(2,103,134)	0.7
Bruker Corp.	46,906	(2,626,736)	0.8
Illumina, Inc.	6,465	(1,303,603)	0.4
Mettler-Toledo International, Inc.	6,830	(8,281,102)	2.6
PerkinElmer, Inc.	17,521	(2,366,386)	0.8
Thermo Fisher Scientific, Inc.	5,131	(2,798,037)	0.9
Waters Corp.	184	(54,942)	0.0
		(22,320,684)
Metals & Mining
Freeport-McMoRan, Inc.	207	(6,127)	0.0
Newmont Corp.	95	(3,929)	0.0
Nucor Corp.	62	(8,243)	0.0
		(18,299)
Oil, Gas & Consumable Fuels
Enbridge, Inc.	28,139	(1,159,890)	0.4
Kinder Morgan, Inc.	82,189	(1,505,702)	0.5
		(2,665,592)
Paper & Forest Products
Sylvamo Corp.	6	(267)	0.0
Pharmaceuticals
Johnson & Johnson	5,908	(953,197)	0.3
Merck & Co., Inc.	11,323	(966,531)	0.3
Organon & Co.	758	(21,626)	0.0
		(1,941,354)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	86,891	(7,374,439)	2.3
Analog Devices, Inc.	41,778	(6,330,620)	2.0
Applied Materials, Inc.	45,962	(4,323,645)	1.4
ASML Holding NV, NY Shares	7,524	(3,686,309)	1.2
KLA Corp.	16,087	(5,536,019)	1.8
Lam Research Corp.	12,909	(5,652,980)	1.8
Microchip Technology, Inc.	43,290	(2,824,672)	0.9
Micron Technology, Inc.	42,988	(2,430,112)	0.8
MKS Instruments, Inc.	6,493	(646,768)	0.2
Monolithic Power Systems, Inc.	3,589	(1,626,463)	0.5
	Shares	Value	% of Basket Value
Semiconductors & Semiconductor Equipment
ON Semiconductor Corp.	34,454	$ (2,369,402)	0.7%
Qorvo, Inc.	13,372	(1,200,538)	0.4
Skyworks Solutions, Inc.	18,355	(1,808,885)	0.6
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	47,267	(3,939,704)	1.2
Teradyne, Inc.	18,943	(1,603,336)	0.5
Texas Instruments, Inc.	17,999	(2,973,615)	0.9
		(54,327,507)
Investment Companies
Equity Funds
Alerian MLP ETF	309,451	(12,232,598)	3.9
Energy Select Sector SPDR Fund	2,667	(214,694)	0.1
Industrial Select Sector SPDR Fund	1,667,209	(154,933,732)	49.1
iShares U.S. Real Estate ETF	468	(44,114)	0.0
SPDR S&P 500 ETF Trust	231,902	(91,643,032)	29.0
SPDR S&P Regional Banking ETF	926	(57,958)	0.0
		(259,126,128)
Total Reference Entity — Short		(348,758,720)
Net Value of Reference Entity — Citibank N.A.		$(315,728,736)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date February 27, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Meggitt PLC	6,799,674	$ 63,019,629	27.1%
Biotechnology
ChemoCentryx, Inc.	1,559,598	79,508,306	34.3
IT Services
Switch, Inc., Class A	682,864	23,183,233	10.0
Software
Mandiant, Inc.	2,900,917	66,314,962	28.6
Total Reference Entity — Long		232,026,130
Net Value of Reference Entity — Goldman Sachs Bank USA		$232,026,130

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Event Driven Equity Fund
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date February 27, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Health Care Technology
Change Healthcare, Inc.	2,625,745	$ 64,514,555	100.0%
Total Reference Entity — Long		64,514,555
Net Value of Reference Entity — Goldman Sachs Bank USA		$64,514,555
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination dates December 21, 2022 to October 3, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
First Horizon Corp.	3,656,846	$ 82,717,857	10.3%
Biotechnology
Biohaven Pharmaceutical Holding Co. Ltd.	373,920	55,844,952	6.9
Global Blood Therapeutics, Inc.	919,857	62,458,290	7.8
		118,303,242
Consumer Finance
SoFi Technologies, Inc.	4,418	26,155	0.0
Electronic Equipment, Instruments & Components
Rogers Corp.	189,760	47,538,675	5.9
Entertainment
Activision Blizzard, Inc.	1,875,723	147,225,498	18.3
Insurance
Alleghany Corp.	52,230	43,934,831	5.5
Interactive Media & Services
Twitter, Inc.	341,772	13,243,665	1.6
Semiconductors & Semiconductor Equipment
Tower Semiconductor Ltd.	1,468,247	68,111,978	8.5
Software
Avalara, Inc.	530,707	48,607,454	6.0
Bentley Systems, Inc., Class B	1,353	49,750	0.0
Black Knight, Inc.	189,654	12,547,509	1.6
Box, Inc., Class A	4,464	114,948	0.0
Citrix Systems, Inc.	693,190	71,239,136	8.9
	Shares	Value	% of Basket Value
Software
Mandiant, Inc.	2,631,079	$ 60,146,466	7.5%
VMware, Inc., Class A	714,164	82,864,449	10.3
Zendesk, Inc.	713,771	54,796,200	6.8
		330,365,912
Total Reference Entity — Long		851,467,813
Reference Entity — Short
Common Stocks
Capital Markets
Intercontinental Exchange, Inc.	27,303	(2,753,508)	(0.3)
Semiconductors & Semiconductor Equipment
Broadcom, Inc.	89,985	(44,912,413)	(5.6)
Total Reference Entity — Short		(47,665,921)
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$803,801,892
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination dates May 2, 2023 to September 20, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Semiconductors & Semiconductor Equipment
NXP Semiconductors NV	312,428	$ 51,419,400	120.9%
Reference Entity — Short
Common Stocks
Consumer Finance
SoFi Technologies, Inc.	47,132	(279,021)	(0.6)
Entertainment
Spotify Technology SA	1,086	(117,451)	(0.3)
Internet & Direct Marketing Retail
Wayfair, Inc., Class A	1,421	(74,901)	(0.2)
IT Services
Block, Inc.	7,323	(504,628)	(1.2)
Repay Holdings Corp.	14,659	(136,182)	(0.3)
		(640,810)
Leisure Products
Peloton Interactive, Inc., Class A	258	(2,629)	(0.0)
Professional Services
Upwork, Inc.	12,818	(223,033)	(0.5)
Real Estate Management & Development
Redfin Corp.	3,389	(27,756)	(0.1)

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Event Driven Equity Fund
	Shares	Value	% of Basket Value
Software
Bentley Systems, Inc., Class B	24,782	$ (911,234)	(2.2)%
Bill.com Holdings, Inc.	28,663	(4,639,967)	(10.9)
Box, Inc., Class A	75,023	(1,931,842)	(4.5)
RingCentral, Inc., Class A	853	(36,713)	(0.1)
		(7,519,756)
Total Reference Entity — Short		$(8,885,357)
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$42,534,043
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch International as of period end, termination date August 31, 2022:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Meggitt PLC	1,048,952	$ 9,721,726	14.1%
Commercial Services & Supplies
HomeServe PLC	442,769	6,100,366	8.9
Electric Utilities
Electricite de France SA	2,991,442	35,766,365	51.9
IT Services
Switch, Inc., Class A	509,652	17,302,685	25.1
Total Reference Entity — Long		68,891,142
Net Value of Reference Entity — Merrill Lynch International		$68,891,142
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination dates February 22, 2023 to July 6, 2028:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Howmet Aerospace, Inc.	187,844	$ 6,655,313	(3.8)%
Raytheon Technologies Corp.	185,148	16,617,033	(9.4)
TransDigm Group, Inc.	90,105	54,098,141	(30.8)
		77,370,487
Building Products
Carrier Global Corp.	437,537	17,116,447	(9.7)
	Shares	Value	% of Basket Value
Chemicals
Corteva, Inc.	936,564	$ 57,533,127	(32.7)%
Dow, Inc.	140,319	7,156,269	(4.1)
DuPont de Nemours, Inc.	626,873	34,879,214	(19.9)
International Flavors & Fragrances, Inc.	190,196	21,012,854	(12.0)
Olin Corp.	71,855	3,927,594	(2.2)
		124,509,058
Commercial Services & Supplies
GFL Environmental, Inc.	158,045	4,441,065	(2.5)
Equity Real Estate Investment Trusts (REITs)
Welltower, Inc.	18,044	1,383,073	(0.8)
Health Care Providers & Services
Brookdale Senior Living, Inc.	123,354	542,758	(0.3)
Cigna Corp.	91,118	25,827,397	(14.7)
Elevance Health, Inc.	92,594	44,918,275	(25.6)
Humana, Inc.	128,617	61,965,098	(35.3)
		133,253,528
Life Sciences Tools & Services
Danaher Corp.	6,396	1,726,344	(1.0)
Machinery
Otis Worldwide Corp.	142,849	10,316,555	(5.9)
Metals & Mining
Arconic Corp.	797,188	20,097,109	(11.4)
Total Reference Entity — Long		390,213,666
Reference Entity — Short
Common Stocks
Banks
Bank of America Corp.	5,687	(191,140)	0.1
Citigroup, Inc.	3,100	(151,311)	0.1
JPMorgan Chase & Co.	1,489	(169,344)	0.1
		(511,795)
Chemicals
Air Products and Chemicals, Inc.	21,944	(5,539,763)	3.1
Albemarle Corp.	52,980	(14,196,521)	8.1
Eastman Chemical Co.	61,308	(5,579,028)	3.2
Ecolab, Inc.	27,549	(4,513,353)	2.6
FMC Corp.	45,783	(4,948,227)	2.8
Livent Corp.	2,725	(87,690)	0.0
LyondellBasell Industries NV, Class A	76,512	(6,350,496)	3.6
Mosaic Co.	273,036	(14,708,449)	8.4
PPG Industries, Inc.	47,830	(6,073,453)	3.5
		(61,996,980)
Commercial Services & Supplies
Republic Services, Inc.	141,919	(20,254,680)	11.5
Waste Management, Inc.	129,253	(21,847,634)	12.4
		(42,102,314)
Construction Materials
Martin Marietta Materials, Inc.	19,165	(6,663,862)	3.8
Vulcan Materials Co.	34,780	(5,790,522)	3.3
		(12,454,384)
Containers & Packaging
Avery Dennison Corp.	34,579	(6,349,396)	3.6
Ball Corp.	61,004	(3,404,633)	2.0

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Event Driven Equity Fund
	Shares	Value	% of Basket Value
Containers & Packaging
International Paper Co.	115,357	$ (4,801,159)	2.7%
Sealed Air Corp.	119,763	(6,444,447)	3.7
Westrock Co.	126,320	(5,127,329)	2.9
		(26,126,964)
Health Care Providers & Services
UnitedHealth Group, Inc.	11,492	(5,968,141)	3.4
IT Services
Shift4 Payments, Inc., Class A	15,149	(686,098)	0.4
Life Sciences Tools & Services
Mettler-Toledo International, Inc.	132	(160,045)	0.1
Waters Corp.	508	(151,689)	0.1
		(311,734)
Machinery
Middleby Corp.	12,711	(1,828,096)	1.0
Metals & Mining
Freeport-McMoRan, Inc.	385,351	(11,406,390)	6.5
Newmont Corp.	76,711	(3,172,767)	1.8
Nucor Corp.	101,626	(13,510,160)	7.7
		(28,089,317)
Paper & Forest Products
Sylvamo Corp.	8,355	(371,296)	0.2
Semiconductors & Semiconductor Equipment
SolarEdge Technologies, Inc.	8,164	(2,253,019)	1.3
Investment Companies
Equity Funds
Industrial Select Sector SPDR Fund	1,035,164	(96,197,791)	54.7
iShares Russell 2000 ETF	160,804	(29,507,534)	16.8
iShares U.S. Real Estate ETF	47,847	(4,510,058)	2.6
Materials Select Sector SPDR Fund	399,159	(30,100,580)	17.1
SPDR S&P 500 ETF Trust	553,030	(218,546,395)	124.4
SPDR S&P Regional Banking ETF	2,490	(155,849)	0.1
VanEck Semiconductor ETF	19,538	(4,192,269)	2.4
		(383,210,476)
Total Reference Entity — Short		(565,910,614)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$(175,696,948)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination date May 14, 2030:
	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Health Care Equipment & Supplies
Envista Holdings Corp.	439,625	$ (16,305,691)	100.0%
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$(16,305,691)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination dates March 17, 2031 to August 24, 2032:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Meggitt PLC	14,560,085	$ 134,943,403	38.6%
Machinery
Middleby Corp.	433	62,274	0.0%
Media
Shaw Communications, Inc., Class B	6,198,900	158,966,728	45.4%
Semiconductors & Semiconductor Equipment
SolarEdge Technologies, Inc.	262	72,304	0.0%
Software
Avast PLC	7,406,605	60,832,069	17.4%
Reference Entity — Short
Common Stocks
Software
NortonLifeLock, Inc.	223,680	(5,052,931)	(1.4)%
Total Reference Entity — Short		(5,052,931)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$349,823,847

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Event Driven Equity Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 176,870,032	$ —	$ —	$ 176,870,032
Automobiles	3,583,250	—	—	3,583,250
Banks	1,798,172	—	—	1,798,172
Biotechnology	363,966	—	—	363,966
Capital Markets	23,191,113	—	—	23,191,113
Chemicals	153,785,540	2,095,048	—	155,880,588
Commercial Services & Supplies	58,035,507	—	—	58,035,507
Consumer Finance	3,657,533	—	—	3,657,533
Diversified Consumer Services	801,991	—	—	801,991
Electronic Equipment, Instruments & Components	18,225,879	—	—	18,225,879
Entertainment	6,805,965	—	—	6,805,965
Equity Real Estate Investment Trusts (REITs)	26,142,717	—	—	26,142,717
Food Products	2,592,312	—	—	2,592,312
Health Care Equipment & Supplies	63,366,540	—	—	63,366,540
Health Care Providers & Services	68,684,478	—	—	68,684,478
Health Care Technology	5,556,257	—	—	5,556,257
Hotels, Restaurants & Leisure	60,329,944	—	—	60,329,944
Insurance	19,476	—	—	19,476
Interactive Media & Services	6,830,514	—	—	6,830,514
Internet & Direct Marketing Retail	1,103,599	—	—	1,103,599
IT Services	20,323,769	—	—	20,323,769
Life Sciences Tools & Services	77,439,683	73,741,621	—	151,181,304
Media	24,020,251	—	—	24,020,251
Metals & Mining	30,290,571	—	—	30,290,571
Oil, Gas & Consumable Fuels	25,877,739	—	—	25,877,739
Personal Products	71,273,265	—	—	71,273,265
Pharmaceuticals	38,379,734	—	—	38,379,734
Professional Services	10,731,760	—	—	10,731,760
Road & Rail	461,500	—	4,218,750	4,680,250
Semiconductors & Semiconductor Equipment	48,327,371	—	—	48,327,371
Software	149,573,801	—	—	149,573,801

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Event Driven Equity Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Specialty Retail	$ 8,872,725	$ —	$ —	$ 8,872,725
Textiles, Apparel & Luxury Goods	2,867,945	—	—	2,867,945
Tobacco	672,663	33,722,101	—	34,394,764
Trading Companies & Distributors	3,275,693	—	—	3,275,693
Transportation Infrastructure	—	5,150,071	—	5,150,071
Wireless Telecommunication Services	22,946,072	—	—	22,946,072
Corporate Bonds	—	248,338,494	25,000	248,363,494
Floating Rate Loan Interests	—	94,158,507	2,611,734	96,770,241
Investment Companies
Equity Funds	—	1,667,769	—	1,667,769
Fixed-Income Funds	32,862,289	—	—	32,862,289
Preferred Securities	—	62,648,612	1,869,628	64,518,240
Short-Term Securities
Money Market Funds	7,012,732,989	—	—	7,012,732,989
Time Deposits	—	4,211,753	—	4,211,753
	$ 8,262,674,605	$ 525,733,976	$ 8,725,112	8,797,133,693
Investments valued at NAV(a)				79,247,155
				$ 8,876,380,848
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 2,188,807	$ —	$ 2,188,807
Equity Contracts	—	87,020,818	—	87,020,818
Liabilities
Equity Contracts	(8,125,447)	(58,609,268)	—	(66,734,715)
	$ (8,125,447)	$ 30,600,357	$ —	$ 22,474,910
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
AUD	Australian Dollar
CHF	Swiss Franc
GBP	British Pound
USD	United States Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depository Receipt